Share based compensation - Option activities (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2022 CNY (¥) shares
Weighted Average Grant Date Fair Value per Share
Weighted Average Remaining Contractual Life		8 years 7 months 20 days	9 years 7 months 20 days
Weighted average remaining contractual life vested and expected to vest		8 years 7 months 20 days
Weighted average remaining contractual life, Exercisable		8 years 7 months 20 days
Aggregate Intrinsic Value | ¥			¥ 21,945		¥ 16,667
Aggregate intrinsic value vested and expected to vest | ¥					16,667
Aggregate intrinsic value, Exercisable | ¥					¥ 4,151
RSUs
Weighted Average Grant Date Fair Value per Share
Granted weighted average grant date fair value				$ 0.9203
Forfeited weighted average grant date fair value		$ 0.7401	¥ 0.6266	$ 0.4077
Employee stock options
Share Options
Beining balance of share options | shares		4,780,598
Granted | shares	5,055,208		5,009,222
Exercised | shares		(55,960)
Cancelled | shares		(451,726)	(228,624)
Ending balance of share options | shares		4,272,912	4,780,598
Vested and expected to vest, share options | shares					4,272,912
Exercisable | shares					1,064,156
Weighted Average Grant Date Fair Value per Share
Beining balance of outstanding		$ 1.4350
Granted			¥ 1.4350
Exercised		1.4350
Cancelled		1.4350	1.4350
Ending balance of outstanding		1.4350	¥ 1.4350
Vested and expected to vest, weighted average grant date fair value		1.4350
Exercisable, weighted average grant date fair value		$ 1.4350